COMMON STOCK (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Mar. 31, 2015	Dec. 31, 2013
Common Stock [Line Items]
Common Stock, Shares Authorized		2,000,000,000	2,000,000,000	1,000,000
Common Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001	$ 0.001
LPC Purchase Agreement [Member]
Common Stock [Line Items]
Stock Purchase Agreement Description	the per share purchase price will be the lesser of the lowest sale price of common stock on the purchase date or the average of the three lowest closing purchase prices during the ten consecutive business days prior to the purchase date
Equity Financing Agreement Term	30 months
Percentage of Weighted Average Price Determined Under Equity Financing Agreement	94.00%
Shares Obligated to Purchase Under Equity Financing Agreement		9,500,000
Shares Issuable upon Entering into Equity Financing Agreement		6,000,000
Shares Contingently Issuable Under Equity Financing Agreement		3,500,000
Shares Issued Under Equity Financing Agreement, Shares		4,000,000
Shares Issued Under Equity Financing Agreement, Value		$ 400
Value Of Shares Obligated to Purchase Under Equity Financing Agreement	$ 20,000
Shares Issuable Upon Entering Into Equity Financing Agreement Treated As Deferred Funding Fee		6,000,000
Value Of Shares Issuable Upon Entering Into Equity Financing Agreement Treated As Deferred Funding Fee		$ 516